Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended
	Sep. 12, 2019	Aug. 31, 2025	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
Overseas SMA Completion Portfolio
Account Value [Line Items]
Line Graph and Table Measure Name		Overseas SMA Completion Portfolio
Accumulated Value	$ 10,000		$ 10,257	$ 13,413	$ 10,134	$ 11,839	$ 14,187	$ 18,799
MSCI EAFE Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (Net)
Accumulated Value	10,000		10,255	12,935	10,373	12,232	14,606	16,632
MSCI EAFE Value Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index (Net)
Accumulated Value	$ 10,000		$ 9,195	$ 11,677	$ 10,053	$ 12,138	$ 14,613	$ 17,923